UNITED STATES
SECURITIES  AND EXCHANGE COMMISSION
Washington, D. C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03-31-2006

Check here if Amendment [x]; Amendment Number: 1
    This Amendment (Check only one):	[x] is a restatement
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       IMS Capital Management
Address:    8995 SE Otty Road
            Portland, OR  97266

Form 13F File Number: 28-11531

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Susan Steele
Title: 	Chief Compliance Officer
Phone:	503-788-4200

Signature, Place, and Date of Signing:

Susan Steele      Portland, OR       May 8, 2006
[Signature]       [City, State]      [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	9

Form 13F Information Table Value Total:	$8570
						(thousands)


List of Other Included Managers:  NONE


                                                FORM 13F INFORMATION TABLE
<CAPTIION>
                                                    VALUE     SHRS OR   SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS  CUSIP     (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC	  COM	         26874107   833     12,600 	SH		SOLE		12600	0	0
BRISTOL MEYERS SQUIBB CO  COM	         110122108  957     38,900 	SH		SOLE		38900	0	0
HUTTIG BLDG PRODS INC	  COM	         448451104  3,426   368,000 	SH		SOLE		368000	0	0
INTERPUBLIC GROUP COS INC COM	         460690100  4 	    370 	SH		SOLE		370	0	0
ISHARES TR	          S&P SMLCP GRW	 464287887  414     3,193 	SH		SOLE		3193	0	0
KEYCORP NEW	          COM	         493267108  1,406   38,200 	SH		SOLE		38200	0	0
TRAFFIX	                  COM	         892721101  850     147,600 	SH		SOLE		147600	0	0
UQM TECHNOLOGIES INC	  COM	         903213106  90 	    20,150 	SH		SOLE		20150	0	0
B&G FOODS INC NEW	  UNIT 99/99/999905508R205  591     41,000 	SH		SOLE		41000	0	0

